UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31

Date of Reporting Period: January 1, 2011 - June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT(S) TO STOCKHOLDERS.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Managed by MTB Investment Advisors, Inc. — www.mtbia.com

SEMI-ANNUAL REPORT: June 30, 2011

MTB Managed Allocation Fund – Moderate Growth II

1

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees and shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2011 to June 30, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account value and expense to estimate the actual ending account balance or your expense for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/11	Ending Account Value 6/30/11	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
Actual	$1,000.00	$1,033.60	$3.73	0.74%
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,021.12	$3.71	0.74%

(1)	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds it invests in.

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2011 (unaudited)

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

MTB Managed Allocation Fund – Moderate Growth II

At June 30, 2011, the Fund’s portfolio composition was as follows: (unaudited)

Percentage of Total Net Assets
MTB International Equity Fund	21.4%
MTB Large Cap Value Fund	19.2%
MTB Large Cap Growth Fund	16.1%
MTB Short-Term Corporate Bond Fund	13.8%
MTB Income Fund	8.9%
MTB Intermediate-Term Bond Fund	8.8%
MTB Mid Cap Growth Fund	5.0%
MTB Prime Money Market Fund	3.0%
MTB Small Cap Growth Fund	3.0%
MTB Short Duration Government Bond Fund	1.0%
Other Assets Less Liabilities – Net*	(0.2)%

TOTAL	100.0%

*	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS June 30, 2011

Description	Number of Shares	Value

1MUTUAL FUNDS – 100.2%

EQUITY FUNDS – 64.7%
MTB International Equity Fund, Institutional I Shares	523,732	$4,975,454
MTB Large Cap Growth Fund, Institutional I Shares	413,846	3,749,445
MTB Large Cap Value Fund, Institutional I Shares	412,240	4,472,801
MTB Mid Cap Growth Fund, Institutional I Shares	72,265	1,171,420
MTB Small Cap Growth Fund, Institutional I Shares	39,196	701,607
TOTAL EQUITY FUNDS		$15,070,727

FIXED INCOME FUNDS – 32.5%
MTB Income Fund, Institutional I Shares	206,736	2,065,291
MTB Intermediate-Term Bond Fund, Institutional I Shares	192,160	2,063,800
MTB Short Duration Government Bond Fund, Institutional I Shares	23,344	229,937
MTB Short-Term Corporate Bond Fund, Institutional I Shares	312,853	3,219,257
TOTAL FIXED INCOME FUNDS		$7,578,285

Description	Number of Shares	Value

MONEY MARKET FUND – 3.0%
2MTB Prime Money Market Fund, Corporate Shares, 0.03%	691,612	$691,612

TOTAL MUTUAL FUNDS – 100.2% (COST $19,186,267)		$23,340,624

OTHER ASSETS LESS LIABILITIES – (0.2)%		(39,841)

TOTAL NET ASSETS – 100.0%		$23,300,783

The categories of investments are shown as a percentage of total net assets at June 30, 2011.

(1)	Affiliated companies. See Note 4.
(2)	7-Day net yield.

(MTB Managed Allocation Fund – Moderate Growth II continued next page)

June 30, 2011 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	3

MTB Managed Allocation Fund – Moderate Growth II (concluded)

Cost of investments for Federal tax purposes is substantially the same as for the financial statement purposes. The net unrealized appreciation of investments was $4,154,357. This consists of unrealized appreciation from investment for those securities having an excess of value over cost of $4,154,357 and unrealized depreciation from investments for those securities having an excess of cost over value of $ —.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Mutual Funds	$23,340,624	$—	$—	$23,340,624

Total	$23,340,624	$—	$—	$23,340,624

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2011 (unaudited)

4	STATEMENT OF ASSETS AND LIABILITIES

MTB Managed Allocation Fund – Moderate Growth II

June 30, 2011
ASSETS:
Investments, at identified cost	$19,186,267

Investments in affiliated investment companies, at value	23,340,624
Income receivable	17,278

TOTAL ASSETS	23,357,902

LIABILITIES:
Payable for Trustees’ fees	319
Accrued expenses	56,800

TOTAL LIABILITIES	57,119

NET ASSETS	$23,300,783

NET ASSETS CONSIST OF:
Paid-in capital	$27,438,058
Undistributed net investment income	228,973
Accumulated net realized gain (loss) on investments	(8,520,605)
Net unrealized appreciation (depreciation) of investments	4,154,357

TOTAL NET ASSETS	$23,300,783

SHARES OUTSTANDING, NO PAR VALUE, UNLIMITED SHARES AUTHORIZED	2,367,559

Net Asset Value Per Share	$9.84

See Notes which are an integral part of the Financial Statements

June 30, 2011 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS	5

MTB Managed Allocation Fund – Moderate Growth II

For the Six Months Ended June 30, 2011
INVESTMENT INCOME:
Dividend from affiliated investment companies	$126,601

EXPENSES:
Investment advisory fee	30,183
Administrative personnel and services fee	3,451
Portfolio accounting, administration and custodian fees	15,504
Transfer and dividend disbursing agent fees and expenses	5,654
Trustees’ fees	8,927
Professional fees	27,098
Distribution services fee	30,183
Shareholder services fee	12,073
Printing and postage	13,637
Miscellaneous	4,512

TOTAL EXPENSES	151,222

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(19,621)
Waiver of distribution services fee	(30,183)
Waiver of shareholder services fee	(12,073)
Reimbursement of transfer and dividend disbursing agent fees and expenses by Administrator	(2)

TOTAL WAIVERS AND REIMBURSEMENTS:	(61,879)

Net expenses	89,343

Net investment income	37,258

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on affiliated investment companies	221,933
Net change in unrealized appreciation (depreciation) on affiliated investment companies	572,339

Net realized and unrealized gain on affiliated investment companies	794,272

Change in net assets resulting from operations	$831,530

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2011 (unaudited)

6	STATEMENT OF CHANGES IN NET ASSETS

MTB Managed Allocation Fund – Moderate Growth II

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$37,258	$174,216
Net realized gain (loss)	221,933	835,958
Net change in unrealized appreciation (depreciation)	572,339	1,429,102

Change in net assets resulting from operations	831,530	2,439,276

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income	—	(165,915)
Distributions from net realized gain	—	—

Change in net assets resulting from distributions to shareholders	—	(165,915)

SHARE TRANSACTIONS:
Proceeds from sale of shares	113,017	427,675
Distributions reinvested	—	165,915
Cost of shares redeemed	(2,265,469)	(5,165,406)

Change in net assets resulting from share transactions	(2,152,452)	(4,571,816)

Change in net assets	(1,320,922)	(2,298,455)

NET ASSETS:
Beginning of period	$24,621,705	$26,920,160

End of period	$23,300,783	$24,621,705

Undistributed net investment income included in net assets at end of period	$228,973	$191,715

SHARES OF BENEFICIAL INTEREST:
Shares sold	11,665	49,062
Distributions reinvested	—	17,594
Shares redeemed	(231,719)	(584,170)

Net change resulting from share transactions	(220,054)	(517,514)

See Notes which are an integral part of the Financial Statements

June 30, 2011 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	7

MTB Managed Allocation Fund – Moderate Growth II

For a share outstanding throughout each year ended December 31, unless otherwise noted:

	2011(f)		2010	2009		2008	2007	2006
Net Asset Value, Beginning of Period	$9.52		$8.67	$6.94		$10.81	$10.66	$10.40
Income (Loss) From Operations:
Net Investment Income	0.01	(c)	0.06 (c)	0.05	(c)	0.12 (c)	0.13 (c)	0.27
Net Realized and Unrealized Gain (Loss)	0.31		0.85	1.73		(3.30)	0.60	0.81

Total Income (Loss) From Operations	0.32		0.91	1.78		(3.18)	0.73	1.08

Less Distributions From:
Net Investment Income	—		(0.06)	(0.00	)(e)	(0.13)	(0.23)	(0.27)
Net Realized Gains	—		—	(0.05)		(0.56)	(0.35)	(0.55)

Total Distributions	—		(0.06)	(0.05)		(0.69)	(0.58)	(0.82)

Net Asset Value, End of Period	$9.84		$9.52	$8.67		$ 6.94	$10.81	$10.66

Total Return(a)	3.36%		10.55%	25.62%		(29.07)%	6.89%	10.42%
Net Assets, End of Period (000’s)	$23,301		$24,622	$26,920		$29,095	$48,090	$48,285
Ratios to Average Net Assets
Gross Expense(d)	1.25	%(g)	1.38%	1.10%		0.90%	0.81%	0.83%
Net Expenses(b)(d)	0.74	%(g)	0.73%	0.72%		0.72%	0.74%	0.74%
Net Investment Income	0.31	%(g)	0.70%	0.64%		1.30%	1.21%	2.50%
Portfolio Turnover Rate	5	%(h)	22%	43%		18%	16%	21%

(a)	Based on net asset value. Total returns for periods of less than one year are not annualized.
(b)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(c)	Per share numbers have been calculated using the average shares method.
(d)	The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(e)	Represents less than $0.01.
(f)	Six months ended June 30, 2011 (unaudited).
(g)	Annualized for periods less than one year.
(h)	Not annualized for periods less than one year.

See Notes which are an integral part of the Financial Statements

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2011 (unaudited)

8	NOTES TO FINANCIAL STATEMENTS

MTB Group of Funds June 30, 2011 (unaudited)

1.	ORGANIZATION

MTB Group of Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 23 portfolios, 1 of which is presented herein (individually referred to as the “Fund”). The remaining 22 funds are presented in separate reports. The Fund in this report is made available exclusively for the purpose of providing a vehicle for the investment of assets of various insurance company separate accounts established to fund variable annuity contracts and variable life insurance policies. The following diversified Fund is presented herein:

Fund	Investment Goal
MTB Managed Allocation Fund – Moderate Growth II (“Moderate Growth Fund II”)*	The Fund seeks to provide capital appreciation, and secondarily, income.

*	This Fund is a “fund of funds,” which means that it seeks to achieve its investment objective by investing exclusively in other MTB Funds (“Underlying Funds”) managed by MTB Investment Advisors, Inc. rather than investing directly in securities. The Fund indirectly pays a portion of the expenses incurred by the Underlying Funds. Consequently, an investment in the Fund entails more direct and indirect expenses than a direct investment in the Underlying Funds.

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Investment Valuations – Fair value of the Fund’s portfolio securities are determined as follows:

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Trustees”).

The Trust follows the authoritative guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. The portfolio may hold securities which are periodically fair valued in accordance with the Fund’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. At June 30, 2011, there were no significant transfers between Levels 1, 2 and 3 assets and liabilities.

In May 2011, the International Accounting Standards Board and the Financial Accounting Standards Board issued new guidance to improve and align fair value measurement and disclosure requirements. The guidance was issued as International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement, and Accounting Standards Update (“ASU”) No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. IFRS 13 and ASU 2011-04 include common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses which are not identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid annually.

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provisions of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for Federal income or excise tax are necessary.

(continued next page)

June 30, 2011 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	9
3.	FEDERAL TAX INFORMATION

As of December 31, 2010, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s Federal tax returns filed for the years ended December 31, 2009, 2008, and 2007, remain subject to examination by the Internal Revenue Service.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended December 31, 2010 and 2009 were as follows:

2010		2009
Ordinary Income[1]	Long-Term Capital Gains	Ordinary Income[1]	Long-Term Capital Gains
$165,915	$0	$3,003	$146,097

1For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforward	Net Unrealized Appreciation (Depreciation)
$191,715	$0	$6,695,975	$1,535,455

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. The Fund did not defer post-October losses in the year ended December 31, 2010. The Fund used capital loss carryforwards in the amount of $129,531 to offset capital gains realized during the year ended December 31, 2010.

The Fund’s capital loss carryforwards will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for Federal income tax. Pursuant to the Code, such capital loss carryforwards will expire on December 31, 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – MTB Investment Advisors, Inc. (“MTBIA”, or the “Advisor”) receives for its services an annual investment advisory fee of 0.25%, accrued daily and paid daily, based on a percentage of the Fund’s average daily net assets.

The Advisor contractually agreed to waive all or a portion of its investment advisory fee (based on average daily net assets) to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund through April 30, 2012, in order to limit its total direct operating expenses to not more than 0.74% of the Fund’s average daily net assets.

Administrative Fee – BNY Mellon provides the Trust with fund administration, accounting, and custody services. Fees for such services are based on assets and volume of transactions. For the period September 10, 2007 through September 30, 2010, BNY Mellon agreed to limit fees payable by the Trust for fund administration, accounting and custody services to $2,679,285 per year. MTBIA, in its role as co-administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. These services were provided for at an aggregate annual fee as specified below.

Administrative personnel and services fees payable to MTBIA are calculated as follows:

Maximum Fee	Average Aggregate Daily Net Assets of the Trust
0.033%	on the first $5 billion
0.020%	on the next $2 billion
0.016%	on the next $3 billion
0.015%	on assets in excess of $10 billion

MTBIA may voluntarily choose to waive any portion of its fee. MTBIA can modify or terminate its voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2011, MTBIA did not waive any administrative personnel and services fee.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Fund to pay fees to financial intermediaries which may be paid through ALPS Distributors Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average

(continued next page)

MTB Group of Funds — SEMI-ANNUAL REPORT  /  June 30, 2011 (unaudited)

10	NOTES TO FINANCIAL STATEMENTS

daily net assets of the Fund for the sale, distribution, administration, customer servicing and recordkeeping of the Fund’s shares.

The Fund may reduce the maximum amount of distribution services fees it pays from time to time in its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS, the Fund may pay up to 0.10% of the average daily net assets of the Fund to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. (“M&T”), an affiliate of the Advisor, has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.10% of the average daily net assets of the Fund’s shares for whom M&T provide shareholder services to. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the six months ended June 30, 2011, no shareholder services fees were paid by the Fund to M&T.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its Funds.

ALPS Fund Services, Inc. provides transfer agency services to the Trust. For the period November 16, 2007, through November 16, 2010, BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. for transfer agency services when the total expenses payable by the Trust exceed $1,047,803 per year. Effective October 1, 2010, BNY Mellon agreed to pay the excess amount of fees payable to ALPS Fund Services, Inc. when the total expenses payable by the Trust exceed $995,413, until October 1, 2011. These amounts are shown as reimbursements on the Statement of Operations.

General – Certain Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended June 30, 2011 are as follows:

Affiliated Fund Name	Balance of Shares Held 12/31/2010	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2011	Value at 6/30/2011	Dividend Income	Realized Gain/ (Loss)
MTB International Equity Fund	579,243	1,255	56,766	523,732	$4,975,454	$—	$(79,243)
MTB Large Cap Growth Fund	454,347	8,425	48,926	413,846	3,749,445	—	133,235
MTB Large Cap Value Fund	443,172	1,299	32,231	412,240	4,472,801	13,642	(7,460)
MTB Mid Cap Growth Fund	83,238	—	10,973	72,265	1,171,420	—	71,946
MTB Small Cap Growth Fund	44,368	238	5,410	39,196	701,607	—	32,362
MTB Income Fund	249,828	9,301	52,393	206,736	2,065,291	45,400	42,063
MTB Intermediate-Term Bond Fund	256,431	9,327	73,598	192,160	2,063,800	40,130	17,669
MTB Short Duration Government Bond Fund	24,971	1,088	2,715	23,344	229,937	2,988	(132)
MTB Short-Term Corporate Bond Fund	264,779	90,353	42,279	312,853	3,219,257	24,344	11,493
MTB Prime Money Market Fund	675,707	3,473,896	3,457,991	691,612	691,612	97	—

TOTAL	3,076,084	3,595,182	3,783,282	2,887,984	$23,340,624	$126,601	$221,933

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations, for the six months ended June 30, 2011 were $1,234,173 and $3,387,619, respectively.

6.	PRINCIPAL RISKS OF INVESTING IN THE FUND

Risk Related to Investment in Underlying Funds. The investment performance of the Fund is affected by the investment performance of the Underlying Funds in which the Fund invests. The ability of the Fund to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the decisions of MTBIA, as investment advisor, regarding the allocation of the Fund’s assets among the Underlying Funds. There can be no assurance that the investment objective of the Fund or any Underlying Fund will be achieved. Through its investments in Underlying Funds, the Fund is subject to the risks of the Underlying Funds’ investments. Both the Fund and the Underlying Funds in which it invests bear fees and expenses, so an investment in the Fund may be subject to certain duplicate expenses.

Expenses of Investing in Other Funds. Mutual fund portfolios bear expenses for advisory fees and operational expenses. The Fund and the Underlying Funds in which it will invest will each bear these expenses, so investors in the Fund may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Please refer to the prospectus for a complete description of risks associated with the Fund.

7.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

(continued next page)

June 30, 2011 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	11

Shares of the MTB Group of Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Fund voted any such proxies during the most recent 12-month period ended December 31 is available through MTB Funds’ website. Go to www.mtbfunds.com; select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on Form N-Q. These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to MTB Group of Funds, P.O. Box 44489, Denver, CO 80201.

June 30, 2011 (unaudited)  /  MTB Group of Funds — SEMI-ANNUAL REPORT

Investment Advisor

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Distributor

ALPS Distributors, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Co-Administrator

MTB Investment Advisors, Inc.

100 E. Pratt Street

17th Floor

Baltimore, MD 21202

Co-Administrator, Accountant and Custodian

The Bank of New York Mellon

101 Barclay Street

New York, NY 10286

Transfer Agent and Dividend

Disbursing Agent

ALPS Fund Services, Inc.

1290 Broadway

Suite 1100

Denver, CO 80203

Independent Registered Public

Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street

Suite 4000

Philadelphia, PA 19103

We are pleased to send you this Semi-Annual Report of MTB Group of Funds. The Semi-Annual Report contains important information about your investments in MTB Group of Funds.

Since we are required by law to send a Semi-Annual Report to each person listed as a shareholder, you (or your household) may receive more than one Semi-Annual Report.

(6/11)

MTB FUNDS

100 EAST PRATT STREET, 17th FLOOR

BALTIMORE, MD 21202

MTB-SAR-010-0611

1-800-836-2211  /  mtbfunds.com

ITEM 2.	CODE OF ETHICS

Not Applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	INVESTMENTS

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

No changes to report.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective as of a date within 90 days of the filing date of this report, based on the evaluation of the registrant’s disclosure controls and procedures, as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)), that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as Exhibit 99CERT.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are filed herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	August 5, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Name:	Richard J. Berthy
Title:	Principal Executive Officer

Date:	August 5, 2011

By:	/s/ Guy Nordahl
Name:	Guy Nordahl
Title:	Principal Financial Officer

Date:	August 5, 2011